9. Convertible Note Payable (Details Narrative) - USD ($)	10 Months Ended	12 Months Ended
	Feb. 12, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Debt face amount		$ 1,461,900
Net proceeds		1,200,000	$ 725,499
Repayment of convertible debt		107,500	0
Derivative liability		1,137,623	58,790	$ 0
Gain on loss of extinguishment		55,568	$ 0
Convertible Note 1 [Member]
Debt face amount	$ 1,949,400
Original issue discount	91,900
Net proceeds	$ 1,850,500
Convertible Note 5 [Member]
Debt face amount		202,400
Original issue discount		5,500
Principal increases		18,400
Convertible Note 6 [Member]
Debt face amount		85,800
Original issue discount		3,000
Principal increases		7,800
Convertible Note 7 [Member]
Debt face amount		85,800
Original issue discount		3,000
Principal increases		7,800
Convertible Note 13 [Member]
Debt face amount		107,500
Original issue discount		4,000
Accrued Interest		3,170
Prepayment fee		16,125
Repayment of convertible debt		126,795
Derivative liability		126,892
Gain on loss of extinguishment		$ 126,892